Schedule of aging analysis (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Other receivables	$ 2,140	$ 1,084
Unexpired member
IfrsStatementLineItems [Line Items]
Other receivables	151	202
Past due member
IfrsStatementLineItems [Line Items]
Other receivables	341	98
Up to3 months member
IfrsStatementLineItems [Line Items]
Other receivables	610	125
From3 to6 months member
IfrsStatementLineItems [Line Items]
Other receivables	355	478
From6 to9 months member
IfrsStatementLineItems [Line Items]
Other receivables	338	17
From9 to12 months member
IfrsStatementLineItems [Line Items]
Other receivables	338	21
More than12 months member
IfrsStatementLineItems [Line Items]
Other receivables	$ 7	$ 143